PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2011	2012
Interest receivables	$1,619	$241
Receivable from disposal of Dongguan Super TV*	1,046	—
Deposits	654	638
VAT refund receivables	920	2,766
Prepayments to suppliers	979	1,176
Fair value of the Forward Contracts (Note 14)	404	—
Other prepaid expenses	1,146	424

	$6,768	$5,245

*	In December 2011, the Group entered into an agreement with a third party to sell all of its equity interest in Dongguan Super TV with consideration of $1,046, which was received in the year ended December 31, 2012.